Business Combination - Asset Acquired Liabilities Assumed in Business Combination (Detail) ₨ in Millions, $ in Millions	Jul. 01, 2023 INR (₨)	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
B. Recognized amounts of identifiable liabilities assumed and Noncontrolling Interests
Goodwill		₨ 1,629,510.3	$ 17,366.6	₨ 1,629,510.3	$ 17,366.6	₨ 1,629,510.3
eHDFC [Member]
Consideration
Common equity share issued 3,110,396,492 shares of the Bank (6,220,792,984 equity shares after giving effect to the 1:1 bonus issue on August 28, 2025)	₨ 5,292,028.6
Share-based compensation	35,240.7
Share warrants	10,472.2
Fair value of merger consideration	5,337,741.5
Settlement of pre-existing relationship	(69,312.6)
Investment in the Bank by eHDFC	(1,981,494.4)
Fair value of net purchase consideration transferred	3,286,934.5
Acquisition-related costs	1,900.0
A. Recognized amounts of identifiable assets acquired
Cash and due from banks	10,344.1
Investment securities	2,842,356.2
Loans - Net	6,428,635.4
Accrued interest receivable	37,276.7
Property and equipment	39,136.2
Identified intangibles assets	1,434,818.1
Other assets	622,978.8
Separate account assets	857,528.7
Total estimated assets acquired	12,273,074.2
B. Recognized amounts of identifiable liabilities assumed and Noncontrolling Interests
Deposits	1,571,204.5
Accrued expenses and other liabilities	781,742.3
Borrowings	4,977,276.5
Separate account liabilities	857,528.7
Liabilities on policies in force	1,499,749.1
Noncontrolling Interest in eHDFC subsidiaries	926,787.1
Total estimated liabilities assumed	10,614,288.2
Goodwill	₨ 1,628,148.5